Prepayments and other assets- Movement in allowance for current expected credit loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Balance at beginning of the year	$ 10,667	$ 11,069	$ 10,283
Additions		745	745
Reversals	(100)	(197)	(150)
Write-off	(4,234)		(54)
Exchange difference	(147)	(950)	245
Balance at end of the year	$ 6,186	$ 10,667	$ 11,069